                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3385

                      (Investment Company Act File Number)

                              Federated Stock Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05
                                    --------

               Date of Reporting Period: Six months ended 4/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$34.57		$31.74		$26.71		$30.77		$36.82	$37.83
Income From Investment Operations:
Net investment income	0.26		0.42		0.42		0.30		0.28	0.38
Net realized and unrealized gain (loss) on investments	1.16		2.82		5.03		(4.08)		(3.29)	1.53
TOTAL FROM INVESTMENT OPERATIONS	1.42		3.24		5.45		(3.78)		(3.01)	1.91
Less Distributions:
Distributions from net investment income	(0.26)		(0.41)		(0.42)		(0.28)		(0.32)	(0.37)
Distributions from net realized gain on investments	--		--		--		--		(2.72)	(2.55)
TOTAL DISTRIBUTIONS	(0.26)		(0.41)		(0.42)		(0.28)		(3.04)	(2.92)
Net Asset Value, End of Period	$35.73		$34.57		$31.74		$26.71		$30.77	$36.82
Total Return [1]	4.10	% [2]	10.24	% [2]	20.59%		(12.39)%		(8.57)%	5.49%

Ratios to Average Net Assets:
Expenses	0.99	% [3,4]	0.99	% [3]	0.99	% [3]	0.99	% [3]	0.99%	0.94%
Net investment income	1.43	% [4]	1.21%		1.48%		0.95%		0.84%	1.06%
Expense waiver/reimbursement [5]	0.12	% [4]	0.12%		0.12%		0.08%		0.06%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,247,478		$1,354,772		$1,345,215		$1,208,926		$1,438,936	$1,456,221
Portfolio turnover	22%		33%		37%		15%		18%	26%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the six months ended April 30, 2005 and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.03% and less than 0.01%, respectively, on the total return. See Notes to Financial Statements (Note 5).

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.98%, 0.98%, 0.97%, and 0.98%, after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,041.00	$5.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund's annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	32.3%
Energy	12.2%
Consumer Discretionary	10.8%
Industrials	9.0%
Information Technology	7.5%
Healthcare	6.3%
Consumer Staples	5.9%
Utilities	5.9%
Telecommunication Services	5.5%
Materials	3.3%
Cash Equivalents [2]	0.4%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--98.7%
		Consumer Discretionary--10.8%
521,300		Clear Channel Communications, Inc.	$16,650,322
594,900		Gap (The), Inc.	12,701,115
348,800		Home Depot, Inc.	12,337,056
1,191,000	[1]	Interpublic Group Cos., Inc.	15,316,260
205,500		Johnson Controls, Inc.	11,275,785
494,700		Mattel, Inc.	8,929,335
627,400		McDonald's Corp.	18,389,094
1,063,700		News Corp., Ltd., ADR	16,253,336
816,500	[1]	Time Warner, Inc.	13,725,365
273,800		Viacom, Inc., Class A	9,522,764
		TOTAL	135,100,432
		Consumer Staples--5.9%
311,000		Albertsons, Inc.	6,154,690
579,000		Altria Group, Inc.	37,629,210
694,800	[1]	Rite Aid Corp.	2,522,124
469,400		SUPERVALU, Inc.	14,814,264
750,400		Tyson Foods, Inc., Class A	12,674,256
		TOTAL	73,794,544
		Energy--12.2%
485,500		BP PLC, ADR	29,566,950
714,278		ChevronTexaco Corp.	37,142,456
120,860		ConocoPhillips	12,672,171
586,400		Exxon Mobil Corp.	33,442,392
555,800		Halliburton Co.	23,115,722
336,800		Marathon Oil Corp.	15,684,776
		TOTAL	151,624,467
Shares			Value
		COMMON STOCKS--continued
		Financials--32.3%
563,300		AON Corp.	$11,744,805
468,500		Ace Ltd.	20,126,760
702,200		Allstate Corp.	39,435,552
306,600		American International Group, Inc.	15,590,610
829,100		Bank of America Corp.	37,342,664
210,400		Capital One Financial Corp.	14,915,256
1,026,700		Citigroup, Inc.	48,213,832
306,300		Freddie Mac	18,843,576
330,400		Fannie Mae	17,825,080
146,800		Goldman Sachs Group, Inc.	15,676,772
260,100		Hartford Financial Services Group, Inc.	18,823,437
709,600		J.P. Morgan Chase & Co.	25,183,704
845,000		MBNA Corp.	16,688,750
351,700		Merrill Lynch & Co., Inc.	18,967,181
487,400		Morgan Stanley	25,646,988
355,700		Nationwide Financial Services, Inc., Class A	12,602,451
435,700		U.S. Bancorp	12,156,030
250,900		Wachovia Corp.	12,841,062
332,600		Wells Fargo & Co.	19,936,044
		TOTAL	402,560,554
		Healthcare--6.3%
219,300		Amerisource Bergen Corp.	13,438,704
229,600		Johnson & Johnson	15,757,448
513,100		McKesson HBOC, Inc.	18,984,700
578,000		Pfizer, Inc.	15,704,260
1,249,500	[1]	Tenet Healthcare Corp.	14,956,515
		TOTAL	78,841,627
Shares			Value
		COMMON STOCKS--continued
		Industrials--9.0%
164,700		Block (H&R), Inc.	$8,203,707
839,852		Cendant Corp.	16,721,453
174,600		Eaton Corp.	10,240,290
387,000		Masco Corp.	12,186,630
216,500		Northrop Grumman Corp.	11,872,860
415,800		Pitney Bowes, Inc.	18,594,576
1,102,571		Tyco International Ltd.	34,521,498
		TOTAL	112,341,014
		Information Technology--7.5%
1,177,100	[1]	Applied Materials, Inc.	17,503,477
681,600	[1]	BMC Software, Inc.	11,041,920
287,000	[1]	Computer Sciences Corp.	12,478,760
80,600		International Business Machines Corp.	6,156,228
554,700		Intel Corp.	13,046,544
402,500		Microsoft Corp.	10,183,250
762,100		Motorola, Inc.	11,690,614
393,460	[1]	Storage Technology Corp.	10,938,188
		TOTAL	93,038,981
		Materials--3.3%
424,400		Alcoa, Inc.	12,316,088
362,100		Georgia-Pacific Corp.	12,409,167
240,000		PPG Industries, Inc.	16,212,000
		TOTAL	40,937,255
		Telecommunication Services--5.5%
214,600		Alltel Corp.	12,223,616
707,000		SBC Communications, Inc.	16,826,600
356,800		Sprint Corp. (FON Group)	7,942,368
530,656		Verizon Communications	18,997,485
496,900		Vodafone Group PLC, ADR	12,988,966
		TOTAL	68,979,035
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--5.9%
445,200		American Electric Power Co., Inc.	$15,679,944
572,100		Edison International	20,767,230
173,300		FirstEnergy Corp.	7,542,016
877,300		NiSource, Inc.	20,388,452
227,900		Pinnacle West Capital Corp.	9,549,010
		TOTAL	73,926,652
		TOTAL COMMON STOCKS (IDENTIFIED COST $994,415,341)	1,231,144,561
		REPURCHASE AGREEMENT--0.4%
$4,711,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $4,712,166 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	4,711,000
		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $999,126,341) [2]	1,235,855,561
		OTHER ASSETS AND LIABILITIES - NET--0.9%	11,621,997
		TOTAL NET ASSETS--100%	$1,247,477,558

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $999,126,341.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $999,126,341)		$1,235,855,561
Cash		108
Income receivable		2,087,230
Receivable for investments sold		21,304,410
Receivable for shares sold		552,233
TOTAL ASSETS		1,259,799,542
Liabilities:
Payable for investments purchased	$10,886,590
Payable for shares redeemed	898,072
Payable for shareholder services fee (Note 5)	156,551
Accrued expenses	380,771
TOTAL LIABILITIES		12,321,984
Net assets for 34,916,923 shares outstanding		$1,247,477,558
Net Assets Consist of:
Paid-in capital		$944,857,147
Net unrealized appreciation of investments		236,729,220
Accumulated net realized gain on investments		64,953,260
Undistributed net investment income		937,931
TOTAL NET ASSETS		$1,247,477,558
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,247,477,558 ÷ 34,916,923 shares outstanding, no par value, unlimited shares authorized		$35.73

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $4,598 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $43,958)			$16,064,419
Interest			84,980
TOTAL INCOME			16,149,399
Expenses:
Investment adviser fee (Note 5)		$4,580,064
Administrative personnel and services fee (Note 5)		538,511
Custodian fees		31,274
Transfer and dividend disbursing agent fees and expenses		509,096
Directors'/Trustees' fees		10,613
Auditing fees		10,866
Legal fees		3,634
Portfolio accounting fees		68,369
Shareholder services fee (Note 5)		1,638,069
Share registration costs		8,492
Printing and postage		18,401
Insurance premiums		8,800
Miscellaneous		6,936
TOTAL EXPENSES		7,433,125
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(27,693)
Waiver of shareholder services fee	(790,367)
Reimbursement of investment adviser fee	(21)
Fees paid indirectly from directed brokerage arrangements	(45,108)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(863,189)
Net expenses			6,659,936
Net investment income			9,579,463
Realized and Unrealized Gain on Investments:
Net realized gain on investments			66,501,515
Net increase due to reimbursement from Adviser (Note 5)			136,236
Net change in unrealized appreciation of investments			(17,622,978)
Net realized and unrealized gain on investments			49,014,773
Change in net assets resulting from operations			$58,594,236

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,579,463	$16,727,241
Net realized gain on investments	66,501,515	91,724,540
Net increase due to reimbursements from adviser (Note 5)	136,236	67,518
Net change in unrealized appreciation/depreciation of investments	(17,622,978)	26,544,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,594,236	135,063,348
Distributions to Shareholders:
Distributions from net investment income	(9,745,025)	(16,665,192)
Share Transactions:
Proceeds from sale of shares	111,574,777	318,160,001
Net asset value of shares issued to shareholders in payment of distributions declared	7,330,229	12,677,951
Cost of shares redeemed	(275,048,452)	(439,679,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(156,143,446)	(108,841,259)
Change in net assets	(107,294,235)	9,556,897
Net Assets:
Beginning of period	1,354,771,793	1,345,214,896
End of period (including undistributed net investment income of $937,931 and $1,103,493, respectively)	$1,247,477,558	$1,354,771,793

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	3,056,748	9,314,461
Shares issued to shareholders in payment of distributions declared	200,340	371,792
Shares redeemed	(7,530,100)	(12,877,667)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,273,012)	(3,191,414)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $999,126,341. The net unrealized appreciation of investments for federal tax purposes was $236,729,220. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $273,003,416 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,274,196.

At October 31, 2004 the Fund had a capital loss carryforward of $736,528 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $4,598 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2005, the Fund's expenses were reduced by $45,108 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $203,754 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times. Of this amount, $67,518 was contributed during the year ended October 31, 2004 and $136,236 was contributed during the six months ended April 30, 2005.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for six months ended April 30, 2005, were as follows:

Purchases	$287,337,551
Sales	$448,421,031

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313900102

8083101 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Stock Trust

By                /S/ Richard J. Thomas, Principal Financial Officer
                  --------------------------------------------------

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005